NOTE 10. Restated Balance sheet items as of June 30, 2011 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Customer deposits original
Customer deposits restated	9,845	21,851
Deferred revenue original
Deferred revenue restated	19,152	15,149
Additional paid in capital original	807,686
Additional paid in capital restated	10,583,686
Retained deficit original	(879,390)
Retained deficit restated	$ (10,684,387)